Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Minnesota Municipal Fund))	0 Months Ended
	Jul. 27, 2012
Barclay Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years (or life of class, if less)	5.15%	[1]
Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years	2.26%
10 Years (or life of class, if less)	2.19%	[1]
Class A
Average Annual Return:
1 Year	8.98%
5 Years	2.46%
10 Years (or life of class, if less)	2.62%
Inception Date	Nov. 07, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	8.98%
5 Years	2.46%
10 Years (or life of class, if less)	2.62%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	7.66%
5 Years	2.78%
10 Years (or life of class, if less)	2.91%
Class B
Average Annual Return:
1 Year	8.58%
5 Years	2.36%
10 Years (or life of class, if less)	2.65%
Inception Date	Nov. 07, 2006
Class C
Average Annual Return:
1 Year	12.58%
5 Years	2.68%
10 Years (or life of class, if less)	2.79%
Inception Date	Nov. 07, 2006

[1]	From 10/31/06.